Equity - Schedule of Accumulated Other Comprehensive Income Loss (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)
Disclosure of classes of share capital [abstract]
Remeasurements of net defined benefit liabilities	₩ (88,768)		₩ (328,392)
Currency translation differences	253,815		96,534
Gains(losses) on financial instruments at fair value through other comprehensive income	(2,629,451)		918,927
Share of other comprehensive loss of associates and joint ventures	(3,342)		(2,980)
Gains(Losses) on cash flow hedging instruments	23,741		(7,733)
Losses on hedging instruments of net investments in foreign operations	(114,743)		(35,658)
Other comprehensive loss arising from separate account	(214,735)		(55,116)
Fair value changes of financial liabilities designated at fair value through profit or loss due to own credit risk	41,075		2,208
Gains on overlay adjustment	19,355		459,484	₩ 339,202
Assets of a disposal group held for sale	0	$ 0	7,671
Total	₩ (2,713,053)		₩ 1,054,945	₩ 630,011